Operating Assets and Liabilities - Depreciation, amortization, and impairments are included in the income statement (Details) - Property And Equipment [Member] - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Research and development expenses	kr 197	kr 140	kr 108
Selling, general and administrative expenses	36	45	38
Total	kr 233	kr 185	kr 146